Lease - Supplemental Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 1,712,580	$ 241,212	¥ 1,932,000
Liabilities
Operating lease liabilities, current	295,721	41,651	319,598
Operating lease liabilities, non-current	1,583,178	$ 222,986	1,805,402
Total lease liabilities	¥ 1,878,899		¥ 2,125,000